Note 15 - Other Long-term Liabilities - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2016 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2017	€ 2
2018	28
2019	10
2020
2021	86
2022-2026	197
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2017	24
2018	44
2019	56
2020	7
2021	56
2022-2026	€ 756